Loss per share - Schedule of Loss Per Share (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Earnings per share [abstract]
Net loss attributable to Virax Biolabs Shareholders	$ (5,023,750)	$ (6,061,247)	$ (6,733,537)
Basic loss per share	$ (12.64)	$ (40.62)	$ (83.9)
Diluted loss per share	$ (12.64)	$ (40.62)	$ (83.9)